Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Losses of Prepayments, Deposits and Other Assets, Net [Abstract]
Balance at beginning of the year	$ 7,316
Adoption of ASU 2016-13		13,292
Provision for other receivable and contract assets	31,900
Recovery of other receivable and contract assets		(5,976)
Foreign currency translation adjustment	50
Balance at end of the year	$ 39,266	$ 7,316